Other receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other receivables	R$ 925	R$ 1,006
Allowance for doubtful accounts on other receivables	(4)	(7)
Other receivables, current	115	279
Other receivables, noncurrent	810	727
G C B [Member]
IfrsStatementLineItems [Line Items]
Other receivables	588	603
Sendas [Member]
IfrsStatementLineItems [Line Items]
Other receivables	108
Sale Of Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Other receivables	61	72
Lease receivables [member]
IfrsStatementLineItems [Line Items]
Other receivables	15	21
Sale Of Property And Equipment [Member]
IfrsStatementLineItems [Line Items]
Other receivables	11	61
Accounts Receivable From Insurance Companies [member]
IfrsStatementLineItems [Line Items]
Other receivables	2	2
Other [member]
IfrsStatementLineItems [Line Items]
Other receivables	R$ 144	R$ 254